Income Tax - Schedule of Reconciliation Related to Income Tax (Expense) Benefit (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Statutory income tax rate	20.00%	20.00%	20.00%
Effective income tax rate	20.00%	34.60%	7.80%